Ownership of Coal-fired Facilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Undivided ownership interests	7
Construction work in process	$ 71.0
Property Plant and Equipment Purchase Accounting Adjustment	70.7
DP&L Investment [Member]
Construction work in process	$ 71.0